First State Global Listed Infrastructure Fund
First State Global Listed Infrastructure Fund
First State Global Listed Infrastructure Fund

Class I	FLIIX

A series of Advisors Series Trust (the "Trust")

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information ("SAI"), each dated February 28, 2018

Effective immediately, at the request of First State Investments (US) LLC (the "Adviser"), investment adviser to the First State Global Listed Infrastructure Fund (the "Fund"), the Board of Trustees (the "Board") of the Trust approved an amendment to the Investment Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser. Pursuant to the amended Investment Advisory Agreement, the Fund's advisory fee will be reduced from 0.80% to 0.75%.

Also effective immediately, the Board approved, at the request of the Adviser, an amendment to the Operating Expenses Limitation Agreement between the Trust, on behalf of the Fund, and the Adviser. Pursuant to the amended Operating Expenses Limitation Agreement, the Fund's Expense Cap will be reduced from 0.99% to 0.85% (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses and class specific expenses such as a shareholder servicing plan fee). The Fund's total annual fund operating expenses after waivers and reimbursements will be 0.95%.

•	In connection with these reductions, the "Fees and Expenses of the Fund" section on page 1 of the Fund's Summary Prospectus and Prospectus is hereby deleted and replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First State Global Listed Infrastructure Fund Class I
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First State Global Listed Infrastructure Fund Class I
Management Fees	0.75%
Other Expenses (includes Shareholder Servicing Plan Fee)	3.83%
Shareholder Servicing Plan Fee	0.10%
Total Annual Fund Operating Expenses	4.58%
Less: Fee Waiver and Expense Reimbursement	(3.63%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.95%
[1]	First State Investments (US) LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes, extraordinary expenses and class specific expenses such as a shareholder servicing plan fee) in order to limit the Total Annual Fund Operating Expenses to 0.85% of average daily net assets of the Fund's Class I shares (the "Expense Cap"). The Expense Cap will remain in effect through at least February 27, 2020, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first and second year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
First State Global Listed Infrastructure Fund | Class I | USD ($)	97	695	1,695	4,232

* * * * * * * * * * Please retain this Supplement with the Summary Prospectus, Prospectus and SAI.